SHARE-BASED AND OTHER COMPENSATION PROGRAMS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Compensation Costs of Share Based Payment Arrangements

Compensation costs for 2017, 2016 and 2015 for share-based payment arrangements as further described herein are as follows:

	2017	2016	2015
	(in millions)
Performance Shares	$45	$37	$44
Stock Options (Other than AB stock options)	1	1	1
AXA Shareplan	13	19	20
Restricted Awards	185	154	174
Other Compensation plans(1)	3	2	4

Total Compensation Expenses	$247	$213	$243

Summary of Activity of Option Plans

A summary of the activity in the AXA and the Company’s option plans during 2017 follows:

	Options Outstanding
	AXA Ordinary Shares		AXA ADRs(2)		AB Holding Units
	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price
Options Outstanding at January 1, 2017	9,536	€21.02	45	$24.90	5,085	$49.45
Options granted	488	€23.92	—	$—	—	—
Options exercised	(1,996)	€18.02	(2)	$21.35	(1,180)	$17.04
Options forfeited, net	—	€—	—	$—	—	—
Options expired	(2,626)	33.77	(8)	42.62	(823)	$84.96

Options Outstanding at December 31, 2017	5,402	€17.36	35	$20.98	3,082	$52.37

Aggregate Intrinsic Value(1)		€39,861		$303		—	(2)

Weighted Average Remaining Contractual Term (in years)	4.2		1.2		1.2

Options Exercisable at December 31, 2017	3,406	€14.68	35	$42.62	3,018	$52.97

Aggregate Intrinsic Value(1)		€34,275		$303		—

Weighted Average Remaining Contractual Term (in years)	2.8		1.2		1.1

(1)

Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2017 of the respective underlying shares over the strike prices of the option awards.

(2)	AXA ordinary shares will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

Summary of Relevant Input Assumtions to Derive Fair Value of Options

Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2017, 2016 and 2015, respectively.

	AXA Ordinary Shares			AB Holding Units(1)
	2017	2016	2015	2017	2016	2015
Dividend yield	6.53%	6.50%	6.29%	NA	7.10%	7.10%
Expected volatility	25.05%	26.60%	23.68%	NA	31.00%	32.10%
Risk-free interest rates	0.59%	0.33%	0.92%	NA	1.30%	1.50%
Expected life in years	8.8	8.1	8.2	NA	6	6
Weighted average fair value per option at grant date	$2.01	$2.06	$1.73	NA	$2.75	$4.13

(1)	There were no options to buy AB Holding Units awarded during 2017. As such, the input assumptions for 2017 are not applicable.

Summary of Restricted Ordinary Share Activity

The following table summarizes restricted AXA ordinary share activity for 2017. In addition, approximately 11,069 RSUs were granted during 2017 with graded vesting over a 3-year service period:

	Shares of Restricted Stock	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2017	36,306	$24.46
Granted	12,929	$27.49
Vested	11,819	$24.30

Unvested as of December 31, 2017	37,416	$24.04